Related party transactions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cummins Westport, Inc. [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,165	$ 3,621